The Bond Fund of America® Summary prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
ABNDX	BFABX	BFACX	BFAFX	ABNFX	CFAAX	CFABX	CFACX	CFAEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CFAFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 72 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none	0.23	0.99	0.99	0.50
Other expenses	0.17	0.16	0.21	0.17	0.15	0.28	0.30	0.28	0.23
Total annual fund operating expenses	0.62	1.36	1.41	0.62	0.35	0.71	1.49	1.47	0.93

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.00	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.28	0.17	0.46[2]	0.20	0.25[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	0.48	1.36	1.40	1.00	0.95	0.61	0.42	0.31	0.26

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating

1     The Bond Fund of America / Summary prospectus

expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$436	$566	$ 708	$1,120
B	638	831	945	1,432
C	244	446	771	1,691
F-1	63	199	346	774
F-2	36	113	197	443
529-A	445	594	755	1,224
529-B	652	871	1,013	1,568
529-C	250	465	803	1,757
529-E	95	296	515	1,143
529-F-1	49	154	269	604
R-1	138	431	745	1,635
R-2	143	443	766	1,680
R-2E	102	318	552	1,225
R-3	97	303	525	1,166
R-4	62	195	340	762
R-5E	43	135	235	530
R-5	32	100	174	393
R-6	27	84	146	331

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$138	$431	$745	$1,432
C	144	446	771	1,691
529-B	152	471	813	1,568
529-C	150	465	803	1,757

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 348% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The Bond Fund of America / Summary prospectus     2

The fund may also invest in interest rate swaps to seek to manage the fund’s sensitivity to interest rates. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater

3     The Bond Fund of America / Summary prospectus

sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and

The Bond Fund of America / Summary prospectus     4

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     The Bond Fund of America / Summary prospectus

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	5/28/1974	1.60%	3.80%	3.09%	7.87%
— After taxes on distributions		0.67	2.70	1.62	N/A
— After taxes on distributions and sale of fund shares		0.90	2.49	1.80	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–0.25%	3.47%	2.87%	4.36%
C	3/15/2001	3.71	3.76	2.67	3.89
F-1	3/15/2001	5.53	4.57	3.48	4.48
F-2	8/4/2008	5.82	4.85	N/A	4.42
529-A	2/15/2002	1.51	3.71	3.02	4.13
529-B	2/15/2002	–0.38	3.34	2.75	3.90
529-C	2/19/2002	3.64	3.70	2.60	3.62
529-E	3/7/2002	5.21	4.25	3.14	4.17
529-F-1	9/26/2002	5.68	4.74	3.63	4.77
R-1	6/11/2002	4.75	3.80	2.68	3.69
R-2	5/31/2002	4.73	3.79	2.67	3.65
R-3	6/4/2002	5.21	4.25	3.13	4.10
R-4	5/20/2002	5.55	4.58	3.47	4.48
R-5	5/15/2002	5.86	4.90	3.78	4.81
R-6	5/1/2009	5.92	4.95	N/A	6.58

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97%	4.45%	4.71%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.33	4.68	4.24	7.75%
Consumer Price Index	0.76	1.69	2.12	3.96
Class A annualized 30-day yield at June 30, 2015: 2.19% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	27 years	Partner – Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	6 years	Partner – Capital Fixed Income Investors

The Bond Fund of America / Summary prospectus     6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Robert H. Neithart Senior Vice President	6 years	Partner – Capital Fixed Income Investors
David A. Daigle	5 years	Partner – Capital Fixed Income Investors
David A. Hoag	7 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	7 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	Less than 1 year	Partner – Capital Fixed Income Investors
Wesley K.-S. Phoa	4 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-008-1115P Litho in USA CGD/UNL/8005	Investment Company File No. 811-02444

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Amendment November 1, 2015

For the following funds with summary prospectuses dated December 1, 2014 – October 1, 2015
(each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Money Market Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about November 20, 2015, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R–5E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “R-2,” “R-2E” and “R-3” in the “Annual fund operating expenses” table with the corresponding columns set forth under such fund’s name below, (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-5E” set forth under such fund’s name below, (iii) replacing the line items captioned “R-2,” “R-2E” and “R-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding line items set forth under such fund’s name below and (iv) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item captioned “R-5E” set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.42[2]	0.33	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.46	1.47	1.24	1.03	0.71	0.53	0.41	0.37
Expense reimbursement	—	—	0.02[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.47	1.22	1.03	0.71	0.53	0.41	0.37

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016.
The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$150	$465	$803	$1,757
R-2E	124	391	679	1,498
R-3	105	328	569	1,259
R-5E	54	170	296	665

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.21[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.38	1.39	1.14	0.94	0.64	0.45	0.34	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	116	362	628	1,386
R-3	96	300	520	1,155
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 1

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00[2]	0.73	0.60[2]	0.49	0.24	none	none	none
Other expenses	0.17	0.46[2]	0.35	0.24[2]	0.19	0.24[2]	0.14	0.09
Total annual fund operating expenses	1.65	1.67	1.43	1.21	0.91	0.72	0.62	0.57
Expense reimbursement	—	—	0.01[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.65	1.67	1.42	1.21	0.91	0.72	0.62	0.57

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$170	$526	$907	$1,976
R-2E	145	451	781	1,712
R-3	123	384	665	1,466
R-5E	74	230	401	894

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees[2]	1.00	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.21[2]	0.61[2]	0.36	0.47	0.20[2]	0.27[2]	0.16[2]	0.10[2]
Total annual fund operating expenses	1.57	1.72	1.32	1.33	0.81	0.63	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$175	$542	$933	$2,030
R-2E	134	418	723	1,590
R-3	135	421	729	1,601
R-5E	64	202	351	786

American Funds Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	none	none	none
Other expenses	0.17	0.42*	0.31	0.24*	0.17	0.22*	0.11	0.06
Total annual fund operating expenses	0.44	0.69	0.58	0.51	0.44	0.49	0.38	0.33

* Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$70	$221	$384	$859
R-2E	59	186	324	726
R-3	52	164	285	640
R-5E	50	157	274	616

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.19	0.51[2]	0.37	0.26[2]	0.17	0.22[2]	0.12	0.07
Total annual fund operating expenses	1.46	1.52	1.24	1.03	0.69	0.49	0.39	0.34
Expense reimbursement	—	—	0.05[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.52	1.19	1.03	0.69	0.49	0.39	0.34

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 2

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$155	$480	$829	$1,813
R-2E	121	388	676	1,495
R-3	105	328	569	1,259
R-5E	50	157	274	616

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.18	0.42[2]	0.38	0.22[2]	0.17	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.42	1.40	1.22	0.96	0.66	0.46	0.36	0.30
Expense reimbursement	—	—	0.07[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.42	1.40	1.15	0.96	0.66	0.46	0.36	0.30

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	117	380	663	1,470
R-3	98	306	531	1,178
R-5E	47	148	258	579

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.46[2]	0.20	0.25[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.36	1.40	1.00	0.95	0.61	0.42	0.31	0.26

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	102	318	552	1,225
R-3	97	303	525	1,166
R-5E	43	135	235	530

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.19	0.23[2]	0.16	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.39	1.39	1.02	0.96	0.64	0.45	0.35	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	104	325	563	1,248
R-3	98	306	531	1,178
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 3

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.22	0.57[2]	0.33	0.30[2]	0.18	0.26[2]	0.13	0.08
Total annual fund operating expenses	1.65	1.75	1.37	1.24	0.87	0.70	0.57	0.52

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$178	$551	$949	$2,062
R-2E	139	434	750	1,646
R-3	126	393	681	1,500
R-5E	72	224	390	871

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.20	0.22[2]	0.17	0.23[2]	0.12	0.07
Total annual fund operating expenses	1.54	1.54	1.17	1.09	0.79	0.60	0.49	0.44

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$157	$486	$839	$1,834
R-2E	119	372	644	1,420
R-3	111	347	601	1,329
R-5E	61	192	335	750

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.42[2]	0.19	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.59	1.58	1.21	1.14	0.84	0.65	0.53	0.49

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$161	$499	$860	$1,878
R-2E	123	384	665	1,466
R-3	116	362	628	1,386
R-5E	66	208	362	810

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.40	0.21[2]	0.16	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.41	1.42	1.25	0.96	0.66	0.47	0.35	0.31
Expense reimbursement	—	—	0.09[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.41	1.42	1.16	0.96	0.66	0.47	0.35	0.31

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 4

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$145	$449	$776	$1,702
R-2E	118	387	677	1,502
R-3	98	306	531	1,178
R-5E	48	151	263	591

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.14	0.42[2]	0.23	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.36	1.38	1.05	0.94	0.62	0.44	0.32	0.28

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$140	$437	$755	$1,657
R-2E	107	334	579	1,283
R-3	96	300	520	1,155
R-5E	45	141	246	555

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	1.00[2]	0.74	0.60[2]	0.49	0.25	none	none	none
Other expenses	0.19	0.57[2]	0.37	0.27[2]	0.19	0.25[2]	0.14	0.09
Total annual fund operating expenses	1.68	1.80	1.46	1.25	0.93	0.74	0.63	0.58
Expense reimbursement	—	—	0.03[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.68	1.80	1.43	1.25	0.93	0.74	0.63	0.58

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$183	$566	$975	$2,116
R-2E	146	459	794	1,743
R-3	127	397	686	1,511
R-5E	76	237	411	918

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.31	0.23[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.40	1.41	1.15	0.97	0.65	0.46	0.35	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$144	$446	$771	$1,691
R-2E	117	365	633	1,398
R-3	99	309	536	1,190
R-5E	47	148	258	579

Summary Prospectus Amendment - Page 5

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.44[2]	0.30	0.23[2]	0.17	0.23[2]	0.13	0.07
Total annual fund operating expenses	1.56	1.57	1.29	1.12	0.81	0.62	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$160	$496	$855	$1,867
R-2E	131	409	708	1,556
R-3	114	356	617	1,363
R-5E	63	199	346	774

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.22	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.55	1.55	1.20	1.10	0.80	0.61	0.49	0.45

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$490	$845	$1,845
R-2E	122	381	660	1,455
R-3	112	350	606	1,340
R-5E	62	195	340	762

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.24	0.52[2]	0.22	0.29[2]	0.20	0.26[2]	0.14	0.10
Total annual fund operating expenses	1.79	1.81	1.37	1.34	1.00	0.81	0.69	0.65

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$184	$569	$980	$2,127
R-2E	139	434	750	1,646
R-3	136	425	734	1,613
R-5E	83	259	450	1,002

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.20	0.45[2]	0.31	0.25[2]	0.18	0.24[2]	0.13	0.08
Total annual fund operating expenses	1.82	1.82	1.54	1.38	1.06	0.87	0.76	0.71

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$185	$573	$985	$2,137
R-2E	157	486	839	1,834
R-3	140	437	755	1,657
R-5E	89	278	482	1,073

Summary Prospectus Amendment - Page 6

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.38	1.39	1.15	0.96	0.64	0.46	0.34	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	117	365	633	1,398
R-3	98	306	531	1,178
R-5E	47	148	258	579

3.	The “Fees and expenses of the fund” section of the summary prospectus for the fund listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.30[2]	0.99	1.00	0.50
Other expenses	0.29	0.29	0.33	0.28	0.27	0.39	0.41	0.39	0.29
Total annual fund operating expenses	1.35	2.05	2.09	1.29	1.03	1.45	2.16	2.15	1.55

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.38	0.26	0.78[2]	0.38	0.35[2]	0.25	0.32[2]	0.20	0.16
Total annual fund operating expenses	1.14	2.02	2.29	1.74	1.61	1.26	1.08	0.96	0.92

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
A	$705	$978	$1,272	$2,105
B	708	1,043	1,303	2,200
C	312	655	1,124	2,421
F-1	131	409	708	1,556
F-2	105	328	569	1,259
529-A	714	1,007	1,322	2,210
529-B	719	1,076	1,359	2,313
529-C	318	673	1,154	2,483
529-E	158	490	845	1,845
529-F-1	116	362	628	1,386
R-1	205	634	1,088	2,348
R-2	232	715	1,225	2,626
R-2E	177	548	944	2,052
R-3	164	508	876	1,911
R-4	128	400	692	1,523
R-5E	110	343	595	1,317
R-5	98	306	531	1,178
R-6	94	293	509	1,131

Share classes	1 year	3 years	5 years	10 years
B	$208	$643	$1,103	$2,200
C	212	655	1,124	2,421
529-B	219	676	1,159	2,313
529-C	218	673	1,154	2,483

Summary Prospectus Amendment - Page 7

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Balanced Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	2/1/2011	–2.27%	6.22%
– After taxes on distributions		–3.16	5.67
– After taxes on distributions and sale of fund shares		–0.43	4.92

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/1/2011	–2.07%	6.39%
C	2/1/2011	1.88	6.99
F-1	2/1/2011	3.62	7.82
F-2	2/1/2011	3.91	8.09
529-A	2/1/2011	–2.34	6.14
529-B	2/1/2011	–2.19	6.27
529-C	2/1/2011	1.80	6.91
529-E	2/1/2011	3.37	7.49
529-F-1	2/1/2011	3.83	7.99
R-1	2/1/2011	3.06	7.22
R-2	2/1/2011	2.85	7.05
R-3	2/1/2011	3.33	7.52
R-4	2/1/2011	3.67	7.85
R-5	2/1/2011	3.94	8.14
R-6	2/1/2011	4.05	8.20

Indexes	1 year	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	7.63%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59	1.88
60%/40% MSCI ACWI/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.78	5.46
Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.31	7.22
Class A annualized 30-day yield at April 30, 2015: 1.46% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Money Market Fund

Summary Prospectus Amendment - Page 8

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.00%	0.00%	0.00%
B	5/1/2009	–5.00	–0.40	–0.18
C	5/1/2009	–1.00	0.00	0.00
F-1	5/1/2009	0.00	0.00	0.00
F-2	5/1/2009	0.00	0.00	0.00
529-A	5/1/2009	0.00	0.00	0.00
529-B	5/1/2009	–5.00	–0.40	–0.18
529-C	5/1/2009	–1.00	0.00	0.00
529-E	5/1/2009	0.00	0.00	0.00
529-F-1	5/1/2009	0.00	0.00	0.00
R-1	5/1/2009	0.00	0.00	0.00
R-2	5/1/2009	0.00	0.00	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.00	0.00	0.00
R-5	5/1/2009	0.00	0.00	0.00
R-6	5/1/2009	0.00	0.00	0.00
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American High-Income Trust

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	–3.22%	6.71%	5.79%	8.09%
– After taxes on distributions		–5.71	3.94	2.94	N/A
– After taxes on distributions and sale of fund shares		–1.78	4.09	3.29	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.96%	6.40%	5.56%	6.21%
C	3/15/2001	–1.22	6.66	5.35	6.37
F-1	3/15/2001	0.48	7.47	6.16	6.95
F-2	8/4/2008	0.75	7.75	N/A	7.74
529-A	2/19/2002	–3.31	6.62	5.72	7.17
529-B	2/25/2002	–5.09	6.27	5.44	7.02
529-C	2/19/2002	–1.29	6.59	5.28	6.61
529-E	3/15/2002	0.21	7.16	5.84	7.02
529-F-1	9/16/2002	0.65	7.66	6.33	8.74
R-1	7/11/2002	–0.27	6.65	5.32	7.69
R-2	6/18/2002	–0.31	6.64	5.34	7.10
R-3	6/21/2002	0.17	7.15	5.82	7.69
R-4	7/19/2002	0.50	7.48	6.15	8.55
R-5	5/15/2002	0.80	7.80	6.47	7.84
R-6	5/1/2009	0.86	7.85	N/A	12.38

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.46%	8.98%	7.73%	N/A
Lipper High Yield Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.24	8.47	6.35	7.06%
Class A annualized 30-day yield at March 31, 2015: 5.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 9

American Mutual Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/21/1950	6.14%	12.39%	7.08%	11.69%
– After taxes on distributions		4.81	11.63	6.35	N/A
– After taxes on distributions and sale of fund shares		4.55	9.90	5.72	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.76%	12.61%	7.05%	7.69%
C	3/15/2001	10.71	12.81	6.84	6.80
F-1	3/15/2001	12.51	13.67	7.67	7.40
F-2	8/5/2008	12.81	13.94	N/A	10.02
529-A	2/19/2002	6.02	12.28	6.99	7.13
529-B	2/19/2002	6.61	12.47	6.93	7.06
529-C	2/20/2002	10.63	12.73	6.77	6.67
529-E	3/7/2002	12.22	13.32	7.32	6.77
529-F-1	9/17/2002	12.75	13.86	7.84	9.14
R-1	6/11/2002	11.68	12.80	6.83	6.87
R-2	5/31/2002	11.71	12.80	6.81	6.56
R-3	6/6/2002	12.19	13.33	7.33	7.30
R-4	6/27/2002	12.54	13.67	7.65	7.90
R-5	5/15/2002	12.86	14.00	7.97	7.59
R-6	5/1/2009	12.95	14.07	N/A	17.12

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	11.35%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.77	12.30	6.37	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	11.01	13.64	6.75	N/A
Class A annualized 30-day yield at April 30, 2015: 1.90% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 10

Capital Income Builder

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	7/30/1987	0.49%	7.61%	5.61%	9.49%
– After taxes on distributions		–0.69	6.62	4.53	N/A
– After taxes on distributions and sale of fund shares		1.08	5.89	4.36	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.81%	7.77%	5.58%	7.82%
C	3/15/2001	4.77	8.02	5.37	6.98
F-1	3/15/2001	6.54	8.85	6.19	7.57
F-2	8/1/2008	6.83	9.11	N/A	6.04
529-A	2/19/2002	0.39	7.52	5.52	7.26
529-B	2/15/2002	0.68	7.64	5.46	7.15
529-C	2/20/2002	4.70	7.95	5.30	6.88
529-E	3/1/2002	6.26	8.52	5.85	7.32
529-F-1	9/17/2002	6.75	9.03	6.36	8.33
R-1	6/11/2002	5.76	8.03	5.37	6.59
R-2	5/31/2002	5.78	8.03	5.36	6.45
R-3	6/4/2002	6.23	8.50	5.84	6.99
R-4	5/20/2002	6.55	8.84	6.17	7.30
R-5	5/15/2002	6.87	9.17	6.49	7.62
R-6	5/1/2009	6.92	9.22	N/A	12.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	9.49%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.61	7.07	4.86	8.30
Class A annualized 30-day yield at April 30, 2015: 2.85% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 11

Capital World Bond Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	8/4/1987	–2.20%	2.33%	3.42%	6.47%
– After taxes on distributions		–3.22	1.17	2.09	N/A
– After taxes on distributions and sale of fund shares		–1.05	1.40	2.18	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.10%	1.96%	3.19%	5.49%
C	3/15/2001	–0.19	2.29	2.99	5.52
F-1	3/16/2001	1.57	3.10	3.82	6.17
F-2	8/1/2008	1.90	3.38	N/A	3.70
529-A	2/15/2002	–2.33	2.25	3.36	6.15
529-B	2/25/2002	–4.25	1.84	3.07	5.93
529-C	2/28/2002	–0.26	2.22	2.92	5.62
529-E	5/16/2002	1.31	2.78	3.46	6.03
529-F-1	9/17/2002	1.74	3.25	3.96	6.24
R-1	6/28/2002	0.86	2.33	3.01	5.30
R-2	7/9/2002	0.79	2.30	3.01	5.31
R-3	7/16/2002	1.29	2.78	3.47	5.68
R-4	8/15/2002	1.68	3.13	3.82	6.23
R-5	5/15/2002	1.94	3.43	4.12	6.72
R-6	5/1/2009	2.00	3.48	N/A	5.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59%	2.65%	3.60%	N/A
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.69	4.15	4.18	N/A
Consumer Price Index	0.76	1.69	2.12	2.68%
Class A annualized 30-day yield at March 31, 2015: 1.26% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 12

New Perspective Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	3/13/1973	–2.70%	9.19%	7.45%	12.24%
– After taxes on distributions		–4.10	8.60	6.69	N/A
– After taxes on distributions and sale of fund shares		–0.19	7.40	6.20	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–2.36%	9.38%	7.43%	5.58%
C	3/15/2001	1.46	9.62	7.23	7.06
F-1	3/15/2001	3.16	10.45	8.07	7.68
F-2	8/1/2008	3.46	10.75	N/A	7.96
529-A	2/15/2002	–2.79	9.11	7.37	8.17
529-B	2/15/2002	–2.46	9.25	7.31	8.10
529-C	2/15/2002	1.35	9.54	7.15	7.79
529-E	3/1/2002	2.91	10.12	7.71	8.21
529-F-1	9/17/2002	3.37	10.64	8.23	10.84
R-1	6/17/2002	2.41	9.63	7.24	8.25
R-2	5/21/2002	2.42	9.64	7.22	7.71
R-3	6/4/2002	2.85	10.12	7.73	8.47
R-4	5/28/2002	3.18	10.47	8.07	8.59
R-5	5/15/2002	3.50	10.80	8.39	8.87
R-6	5/1/2009	3.56	10.85	N/A	15.46

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	7.67	10.47%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.86	9.09	6.10	N/A

Summary Prospectus Amendment - Page 13

New World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	6/17/1999	–9.19%	3.79%	7.86%	7.85%
– After taxes on distributions		–10.28	3.41	7.40	N/A
– After taxes on distributions and sale of fund shares		–4.12	3.12	6.65	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.93%	3.88%	7.83%	6.65%
C	3/15/2001	–5.34	4.20	7.65	9.21
F-1	3/16/2001	–3.64	5.05	8.52	9.89
F-2	8/1/2008	–3.38	5.33	N/A	2.83
529-A	2/19/2002	–9.27	3.74	7.82	9.98
529-B	2/26/2002	–9.04	3.78	7.73	9.91
529-C	2/25/2002	–5.40	4.13	7.57	9.60
529-E	3/22/2002	–3.95	4.70	8.14	9.69
529-F-1	9/17/2002	–3.51	5.19	8.65	11.94
R-1	6/11/2002	–4.38	4.23	7.65	9.44
R-2	6/7/2002	–4.39	4.23	7.65	9.46
R-3	6/6/2002	–3.94	4.72	8.14	9.96
R-4	10/7/2002	–3.62	5.07	8.51	12.50
R-5	5/15/2002	–3.31	5.39	8.84	10.35
R-6	5/1/2009	–3.29	5.44	N/A	11.30

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.19	1.78	8.43	8.02

Summary Prospectus Amendment - Page 14

SMALLCAP World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/30/1990	–4.04%	10.11%	7.76%	9.47%
– After taxes on distributions		–6.18	9.29	6.95	N/A
– After taxes on distributions and sale of fund shares		–0.47	8.08	6.40	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.49%	10.31%	7.73%	3.57%
C	3/15/2001	0.09	10.55	7.55	7.78
F-1	3/15/2001	1.77	11.44	8.41	8.40
F-2	8/1/2008	2.08	11.75	N/A	8.13
529-A	2/19/2002	–4.13	10.05	7.71	9.09
529-B	2/20/2002	–3.63	10.19	7.64	8.95
529-C	2/20/2002	0.03	10.48	7.47	8.63
529-E	3/15/2002	1.50	11.07	8.04	8.73
529-F-1	9/17/2002	1.92	11.59	8.55	11.76
R-1	6/19/2002	1.03	10.60	7.58	9.09
R-2	5/31/2002	1.03	10.58	7.54	8.62
R-3	6/20/2002	1.48	11.09	8.04	9.62
R-4	7/24/2002	1.83	11.47	8.42	11.38
R-5	5/15/2002	2.13	11.81	8.75	9.52
R-6	5/1/2009	2.17	11.86	N/A	17.50

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.78%	11.61%	8.17%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.06	9.99	6.86	9.42%
Consumer Price Index	0.76	1.69	2.12	2.46

Lit. No. MFGEBS-140-1015P Litho in USA CGD/ALD/10039-S51430